Schedule of Investments (unaudited)
April 30, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,875	$ 4,085,824
Series A, 5.25%, 05/01/55	1,100	1,174,736
City of Birmingham Alabama, GO, CAB, Series A-1, Convertible, 5.00%, 09/01/25(b)(c)	1,165	1,188,677
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,100	1,177,320
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	3,140	3,319,349
Series B-1, 5.75%, 04/01/54	6,980	7,596,226
Southeast Energy Authority A Cooperative District, RB, Series B, 5.00%, 01/01/54(a)	755	791,672
		19,333,804
Arizona — 1.7%
Arizona Board of Regents, RB, Series A, 07/01/54(d)	1,810	1,925,741
Arizona Industrial Development Authority, RB(e)
4.38%, 07/01/39	725	656,556
Series A, 5.00%, 07/01/49	690	607,827
Series A, 5.00%, 07/01/54	530	456,822
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	835	920,379
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(e)	685	630,077
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(e)	360	323,352
		5,520,754
California — 11.7%
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(e)	155	108,164
California Enterprise Development Authority, RB, 8.00%, 11/15/62(e)	475	466,039
California Health Facilities Financing Authority, Refunding RB, Series B, 5.00%, 11/15/46	3,715	3,781,599
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(b)	10,100	10,867,357
CSCDA Community Improvement Authority, RB, M/F Housing(e)
Sustainability Bonds, 5.00%, 09/01/37	115	114,449
Sustainability Bonds, 4.00%, 12/01/56	230	167,582
Series A, Sustainability Bonds, 4.00%, 06/01/58	610	436,090
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2013, 6.25%, 08/01/43(c)	1,580	1,544,974
San Diego County Regional Airport Authority, ARB, Series A, Subordinate, 4.00%, 07/01/51	2,730	2,596,989
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(f)	2,000	1,142,378
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(f)	1,400	1,079,171
San Francisco City & County Public Utilities Commission Power Revenue, Refunding RB, Series B, 4.00%, 11/01/51	10,000	9,487,460
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(f)	10,000	5,793,210
		37,585,462
Security	Par (000)	Value
Colorado — 0.3%
Sabell Metropolitan District, GO, Series A, 5.00%, 12/01/50(e)	$1,055	$ 981,507
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	185	183,398
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,170	1,117,107
		1,300,505
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	771,765
Series A, 5.00%, 07/01/53	1,810	1,725,153
		2,496,918
District of Columbia — 4.0%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,001,554
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	9,225	9,502,542
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	1,210	1,291,675
		12,795,771
Florida — 6.0%
Capital Trust Agency, Inc., RB(e)
Series A, 5.00%, 06/01/45	615	539,617
Series A, 5.50%, 06/01/57	220	199,355
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49	2,665	2,489,151
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	3,090	3,255,521
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/38	1,000	1,027,342
5.00%, 08/15/40	1,050	1,070,636
Florida Development Finance Corp., RB
6.50%, 06/30/57(e)	420	401,081
Series A, 5.00%, 06/15/56	580	545,889
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(e)	340	318,755
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	1,810	1,770,255
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	260	274,525
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	4,000	4,144,400
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	500	399,650
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,935,578
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(e)	280	282,626
Westside Community Development District, Refunding SAB(e)
4.10%, 05/01/37	260	235,215
4.13%, 05/01/38	260	234,013
		19,123,609
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 1.8%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, Sustainability Bonds, 5.00%, 07/01/53	$915	$ 980,193
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(e)	245	229,957
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,355	4,548,057
		5,758,207
Idaho — 0.5%
Idaho Housing & Finance Association, RB, 5.50%, 05/01/57	1,510	1,560,412
Illinois — 8.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,715,040
Series A, 5.00%, 12/01/40	1,540	1,567,073
Series A, 5.00%, 12/01/47	450	446,496
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	3,300	3,408,120
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,565	4,855,398
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	70	64,361
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	3,130	2,963,546
5.00%, 08/15/44	390	391,499
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,904,062
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,094,246
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	675,848
State of Illinois, GO
5.50%, 05/01/39	1,840	1,990,055
Series C, 5.00%, 12/01/45	1,280	1,314,034
		28,389,778
Iowa — 0.4%
Iowa Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	1,270	1,252,191
Kentucky — 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	2,000	2,144,761
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,330	2,416,054
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,575	1,658,284
		4,074,338
Massachusetts — 1.3%
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	1,970	1,820,396
Series A, 5.00%, 01/01/47	2,370	2,322,551
		4,142,947
Security	Par (000)	Value
Michigan — 0.5%
Michigan State Building Authority, Refunding RB, Series II, 4.00%, 10/15/47	$335	$ 315,958
State of Michigan Trunk Line Revenue, RB, BAB, 5.50%, 11/15/49	1,145	1,277,744
		1,593,702
Missouri — 0.0%
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	180	174,995
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,037,899
Nevada — 0.7%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,125	924,157
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	760	778,179
5.00%, 07/01/45	530	536,071
		2,238,407
New Hampshire — 0.5%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	1,789	1,740,005
New Jersey — 6.5%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	521,583
New Jersey Economic Development Authority, RB(b)
Series DDD, 5.00%, 06/15/27	375	396,018
Series WW, 5.00%, 06/15/25	1,620	1,647,182
Series WW, 5.25%, 06/15/25	550	560,718
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	2,150	2,261,705
Series BB, 4.00%, 06/15/50	3,000	2,790,970
Series D, 5.00%, 06/15/32	900	907,574
New Jersey Transportation Trust Fund Authority, RB, CAB(f)
Series A, 0.00%, 12/15/35	4,050	2,595,942
Series A, 0.00%, 12/15/38	5,845	3,171,389
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	340	360,465
Series A, 4.00%, 06/15/40	1,690	1,659,595
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	820	838,206
Sub-Series B, 5.00%, 06/01/46	2,920	2,947,011
		20,658,358
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	160,593
New York — 10.6%
City of New York, GO, Series B, 5.25%, 10/01/47	100	108,179
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	1,690	1,706,753
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,135	1,182,400
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	10,000	10,844,589
Sub-Series CC-1, 5.25%, 06/15/54	310	339,190

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	$5,670	$ 5,648,312
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,253,405
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	1,520	1,632,103
New York Counties Tobacco Trust VI, Refunding RB, Series B, 5.00%, 06/01/41	550	555,448
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(e)	1,040	1,040,650
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	1,760	1,635,250
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,079,637
Series A, 4.13%, 05/15/53	1,000	943,264
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	230	241,804
Series C, 5.25%, 05/15/52	4,340	4,671,290
Series C, Sustainability Bonds, 5.25%, 11/15/40	1,025	1,165,183
		34,047,457
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	110	110,753
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series A, 4.70%, 07/01/49	270	262,859
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,860	3,498,875
County of Hamilton Ohio, RB, Series A, 5.00%, 08/15/42	2,650	2,688,115
		6,186,990
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,141,289
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(f)	1,115	558,418
Pennsylvania — 3.5%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	205	153,939
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,583,826
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,971,474
Series 2022, Sustainability Bonds, 4.25%, 10/01/47	2,415	2,238,836
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	695	700,752
Series A, Subordinate, 4.00%, 12/01/46	1,605	1,499,451
		11,148,278
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,639	6,475,962
Series A-1, Restructured, 5.00%, 07/01/58	5,568	5,542,906
Series A-2, Restructured, 4.78%, 07/01/58	349	338,457
Series A-2, Restructured, 4.33%, 07/01/40	1,688	1,646,475
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$391	$ 381,056
Series B-2, Restructured, 4.78%, 07/01/58	520	504,749
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	6,226	1,940,028
		16,829,633
South Carolina — 3.3%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	5,980,482
South Carolina Jobs-Economic Development Authority, RB(e)
5.00%, 01/01/55	1,095	899,716
7.50%, 08/15/62	505	465,277
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	1,645	1,548,445
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,610	1,610,602
		10,504,522
South Dakota — 0.6%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(b)	1,760	1,795,073
Tennessee — 4.0%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	490	523,329
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	35,271
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	2,465	2,499,359
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,653,504
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,672,040
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,000	3,083,955
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, Sustainability Bonds, 4.35%, 01/01/48	2,500	2,305,971
		12,773,429
Texas — 21.5%
Arlington Higher Education Finance Corp., RB(e)
7.50%, 04/01/62	530	528,469
7.88%, 11/01/62	450	449,862
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	1,990	2,045,156
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	760	766,074
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series A, 1st Lien, 11/15/54(d)	1,260	1,370,700
City of Houston Texas, Refunding GO, Series A, 5.25%, 03/01/43	810	895,100
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(f)	10,030	8,139,077
County of Harris Texas, Refunding GO
(NPFGC), 0.00%, 08/15/25(f)	7,485	7,158,608
(NPFGC), 0.00%, 08/15/28(f)	10,915	9,481,796
Series A, 4.25%, 09/15/48	340	332,369
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Crowley Independent School District, GO
(PSF), 5.00%, 02/01/48	$315	$ 336,130
(PSF), 4.25%, 02/01/53	310	299,712
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	755	715,308
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	570	610,694
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(c)	2,365	2,552,819
Harris County-Houston Sports Authority, Refunding RB(f)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(b)	5,965	2,564,539
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/38	10,925	4,646,652
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/38	5,785	2,695,343
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/39	6,160	2,677,135
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	40	42,826
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/49	2,010	2,045,125
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	380	365,825
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(b)(f)	2,340	1,348,202
Midland Independent School District, GO, (PSF), 5.00%, 02/15/50	630	648,662
New Hope Cultural Education Facilities Finance Corp., RB(e)
Series A, 5.00%, 08/15/50	580	522,226
Series A, 5.00%, 08/15/51	1,535	1,444,071
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 08/15/40	4,000	3,837,294
North Texas Tollway Authority, RB(b)
Series B, 0.00%, 09/01/31(f)	1,975	996,079
Series C, Convertible, 6.75%, 09/01/31(c)	2,500	3,145,506
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,872,759
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/48	730	774,135
Princeton Independent School District, GO, (PSF), 5.25%, 02/15/48	535	582,166
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	289,971
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	540	548,661
		68,729,051
Utah(e) — 0.2%
Utah Charter School Finance Authority, RB, 5.00%, 06/15/49	235	213,787
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	410,732
		624,519
Virginia — 3.0%
Henrico County Economic Development Authority, RB
Class A, 5.00%, 10/01/47	4,580	4,720,816
Class A, 5.00%, 10/01/52	1,170	1,199,072
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,137,960
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/40	1,230	1,195,048
Security	Par (000)	Value
Virginia (continued)
Virginia Beach Development Authority, Refunding RB (continued)
4.00%, 09/01/48	$885	$ 700,201
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	518,094
		9,471,191
Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/38(e)	1,400	1,311,704
West Virginia — 0.9%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	3,050	2,753,070
Wisconsin — 2.0%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(e)	305	237,865
Class A, 6.00%, 06/15/52	175	158,349
Class A, 5.00%, 06/15/56(e)	400	307,154
Class A, 6.13%, 06/15/57	200	182,893
Series A, 5.00%, 10/15/40(e)	1,260	1,150,004
Series A, 5.00%, 07/01/55(e)	395	319,948
Series A-1, 4.50%, 01/01/35(e)	665	624,903
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(e)	375	330,012
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	265	266,334
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	2,535	2,497,900
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	430	439,131
		6,514,493
Total Municipal Bonds — 112.5% (Cost: $349,333,919)		359,827,652
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama(a) — 5.0%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	10,000	10,761,994
Series C-1, 5.25%, 02/01/53	5,020	5,250,892
		16,012,886
District of Columbia — 1.9%
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,223,500
Florida — 3.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	7,045	7,808,447
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54	3,497	3,855,070
		11,663,517
Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,443,549
Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 10/01/51	10,000	10,684,891

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 3.2%
Las Vegas Valley Water District, GO, Series A, 5.00%, 06/01/49	$9,500	$ 10,124,804
New York — 8.6%
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/47	9,705	10,455,400
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	8,471,577
New York State Urban Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,526,577
		27,453,554
South Carolina — 3.3%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	10,000	10,650,024
Washington — 3.4%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,738,800
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.3% (Cost: $110,037,302)		112,995,525
Total Long-Term Investments — 147.8% (Cost: $459,371,221)		472,823,177

	Shares
Short-Term Securities
	Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(h)(i)	5,207,324	5,207,844
	Total Short-Term Securities — 1.6% (Cost: $5,207,801)	5,207,844
	Total Investments — 149.4% (Cost: $464,579,022)	478,031,021
	Other Assets Less Liabilities — 0.7%	2,156,458
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.6)%	(62,571,885)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.5)%	(97,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 320,015,594

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,645,975	$ —	$ (2,439,522)(a)	$ 1,445	$ (54)	$ 5,207,844	5,207,324	$ 257,226	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Municipal Income Quality Trust (BYM)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 359,827,652	$ —	$ 359,827,652
Municipal Bonds Transferred to Tender Option Bond Trusts	—	112,995,525	—	112,995,525
Short-Term Securities
Money Market Funds	5,207,844	—	—	5,207,844
	$5,207,844	$472,823,177	$—	$478,031,021
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(61,981,882)	$—	$(61,981,882)
VMTP Shares at Liquidation Value	—	(97,600,000)	—	(97,600,000)
	$—	$(159,581,882)	$—	$(159,581,882)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds